Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes
Components of income tax (expense) / credit
	Year ended December 31,
	2024	2023	2022
	US$’000	US$’000	US$’000
Current taxes (expense )
Hong Kong profits tax and the PRC EIT	(33)	(45)	-
Income tax expense	(33)	(45)	-

Deferred tax (expenses) / credit
Hong Kong and the PRC	(39)	-	(24)
Total deferred tax (expenses) / credit	(39)	-	(24)

Total (expense) / credit	(72)	(45)	(24)

Reconciling items from income tax
	Year ended December 31,
	2024	2023	2022
	US$’000	US$’000	US$’000

Income before income taxes	519	1,695	563
Computed tax using respective companies’ statutory tax rates	(100)	78	131
Change in valuation allowances	62	(79)	58

Non-deductible expenses	(34)	(44)	(213)
Income tax (expense) / credit at effective tax rate	(72)	(45)	(24)

Components of deferred tax assets
	December 31,
	2024	2023
	US$’000	US$’000

Tax losses	313	572

Less: Valuation allowances	(251)	(469)
Net deferred tax assets	62	103

ZHEJIANG TIANLAN
Income taxes
Components of income tax (expense) / credit
	Year ended December 31,
	2024	2023	2022
	RMB’000	RMB’000	RMB’000

Current tax expense / (credit)
PRC EIT	3,275	7,340	(7)

Income tax expense / (credit)	3,275	7,340	(7)

Deferred tax expense / (credit)	(2,910)	8,729	(361)

Total deferred tax expense / (credit)	(2,910)	8,729	(361)

Total expense / (credit)	365	16,069	(368)

Reconciling items from income tax
	Year ended December 31,
	2024	2023	2022
	RMB’000	RMB’000	RMB’000

Income before income tax	14,831	86,606	15,398
Computed tax using respective companies’ statutory tax rates	2,152	12,991	2,309
(Over)-provision for income tax in prior years	(5)	(591)	(69)
Temporary differences	1,090	2,931	2,089
Tax effect of revenue not subject to tax			3
Tax effect of expenses not deductible for tax purposes	699	4,472	500
Tax effect of special deduction for research and development costs	(4,081)	(3,734)	(5,257)
Others	510		57
Income taxes expense /(credit) at effective tax rate	365	16,069)	(368)

Components of deferred tax assets
	December 31,
	2024	2023
	RMB’000	RMB’000

Allowance for doubtful accounts	5,058	4,218
Deferred government grant	631	213
Impairment losses on assets	1,771	1,508
Change in fair value	(37)
Investment loss	1,425	-

Total deferred tax assets	8,848	5,939